Note 4 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	$ 20,664	$ 8,013	$ 5,622
Less than 12 Months, Unrealized Losses	420	38	200
12 Months or More, Fair Value	259	3,952
12 Months or More, Unrealized Losses	6	48
Fair Value	20,923	11,965	5,622
Unrealized Losses	426	86	200
US States and Political Subdivisions Debt Securities [Member]
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	17,842	4,033	1,812
Less than 12 Months, Unrealized Losses	392	18	10
12 Months or More, Fair Value	259
12 Months or More, Unrealized Losses	6
Fair Value	18,101	4,033	1,812
Unrealized Losses	398	18	10
Collateralized Mortgage Backed Securities [Member]
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value	2,822
Less than 12 Months, Unrealized Losses	28
Fair Value	2,822
Unrealized Losses	28
Corporate Debt Securities [Member]
Note 4 - Investment Securities Available for Sale - 10Q (Details) - Gross Unrealized Losses and Fair Value of the Investments [Line Items]
Less than 12 Months, Fair Value		3,980	3,810
Less than 12 Months, Unrealized Losses		20	190
12 Months or More, Fair Value		3,952
12 Months or More, Unrealized Losses		48
Fair Value		7,932	3,810
Unrealized Losses		$ 68	$ 190